Stockholders' Equity - Summary of Common Stock Reserved for Future Issuance (Detail) - shares	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	2,775,878	6,213,717
Stock Options to Purchase Common Stock [Member]
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	1,626,841	1,002,535
Unvested Restricted Common Stock [Member]
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	0	18,968
Restricted Stock Units [Member]
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	25,612	0
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	0	3,647,675
SAFEs (as converted to common stock) [Member]
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	0	1,519,331
2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	0	25,208
2024 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	976,082	0
2024 Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	147,343	0